Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value through Profit or Loss
9.	Financial Assets at Fair Value through Profit or Loss

(1)	Financial assets at fair value through profit or loss as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss
Beneficiary Certificate	￦	629	206,160	294	121,406
Cooperative		—	5,797	—	6,329
Others (*)		360,204	202,003	3,181,497	173,386

		360,833	413,960	3,181,791	301,121

Financial assets designated as at fair value through profit or loss
Debt with embedded derivatives		—	258,071	—	226,596

	￦	360,833	672,031	3,181,791	527,717

(*)	‘Other’ includes MMT which is composed of government bonds, RP(Repurchase Paper), CP(Commercial Paper), etc.

(2)	Details of income (loss) from financial assets at fair value through profit or loss for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022
		In millions of won
Beneficiary Certificate	￦	13,632	4,527
Cooperative		110	120
Debt with embedded derivatives		854	946
Others		19,848	27,068

	￦	34,444	32,661